Operating Leases (FY) (Tables)	12 Months Ended
Dec. 31, 2022
Operating Leases [Abstract]
Cost Components of Operating Leases
The cost components of the Company’s operating lease were as follows for the year ended December 31:

(in thousands)	2022	2021
Operating lease cost	$238	$219
Variable lease cost	127	123
Total	$365	$342

Maturities of Lease Liability
Maturities of our lease liability for the Company’s operating lease are as follows as of December 31:

(in thousands)	2022
2023	$249
2024	257
2025	264
2026	272
2027	69
Total lease payments	1,111
Less: Interest	(155)
Present value of lease liability	$956